Loans and borrowings (Details) $ in Millions, $ in Millions		Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2021 USD ($)
Loans and borrowings
Borrowings		$ 115,134,839	$ 95,060,928
Current		22,198,583	9,206,283
Non-current		92,936,256	85,854,645
Local currency
Loans and borrowings
Borrowings		7,981,849	7,881,775
Foreign currency
Loans and borrowings
Borrowings		$ 107,152,990	$ 87,179,153
Bonds | Local currency
Loans and borrowings
Borrowings, interest rate		9.80%	9.10%	9.10%
Borrowings		$ 4,965,653	$ 4,941,024
Bonds | Foreign currency
Loans and borrowings
Borrowings, interest rate	[1]	6.00%	5.70%	5.70%
Borrowings	[1]	$ 82,432,647	$ 66,603,695
Syndicated loan | Local currency
Loans and borrowings
Borrowings, interest rate		11.50%	5.40%	5.40%
Borrowings		$ 388,518	$ 600,452
Lease liabilities | Local currency
Loans and borrowings
Borrowings, interest rate	[2]	8.00%	6.30%	6.30%
Borrowings	[2]	$ 844,734	$ 823,922
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings, interest rate	[2]	6.00%	6.00%	6.00%
Borrowings	[2]	$ 367,612	$ 341,177
Commercial loans | Local currency
Loans and borrowings
Borrowings, interest rate		10.30%	7.80%	7.80%
Borrowings		$ 1,782,944	$ 1,516,377
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings, interest rate		4.60%	3.50%	3.50%
Borrowings		$ 23,537,675	$ 18,750,580
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings, interest rate		5.90%	0.30%	0.30%
Borrowings		$ 815,056	$ 1,483,701
Committed credit line
Loans and borrowings
Borrowings				$ 665
Local currency
Loans and borrowings
Borrowings		7,981,849	7,881,775
Local currency | Bonds
Loans and borrowings
Borrowings		4,965,653	4,941,024
Local currency | Syndicated loan
Loans and borrowings
Borrowings		388,518	600,452
Local currency | Lease liabilities
Loans and borrowings
Borrowings		844,734	823,922
Local currency | Commercial loans
Loans and borrowings
Borrowings		1,782,944	1,516,377
Foreign currency
Loans and borrowings
Borrowings		107,152,990	87,179,153
Foreign currency | Bonds
Loans and borrowings
Borrowings		82,432,647	66,603,695
Foreign currency | Lease liabilities
Loans and borrowings
Borrowings		367,612	341,177
Foreign currency | Commercial loans
Loans and borrowings
Borrowings			18,750,580
Foreign currency | Commercial and syndicate loans
Loans and borrowings
Borrowings		23,537,675
Foreign currency | Loans from related parties
Loans and borrowings
Borrowings		$ 815,056	$ 1,483,701

[1]	Corresponds to the increase in the exchange rate by $829 per dollar and the movements in debt during the period
[2]	Corresponds to present value of the payments to be made during the term of the operative lease contracts of pipelines, tanks, property, and vehicles, recognized by the implementation of IFRS 16 – Leases (See Note 16).